Consolidated Statements of Operations Information	12 Months Ended
Dec. 31, 2021
Consolidated Statements of Operations Information
Consolidated Statements of Operations Information

Note 18. Consolidated Statements of Operations Information

Revenue

The Group’s revenue comprised:

Years ended December 31:	2021	2020	2019
Royalty, goods and products and services	$60,201	$48,441	$101,013
Interest	405	531	1,057
Dividends	244	—	—
Gain on securities, net	—	758	931
Other, including medical and real estate sectors	10,441	9,702	10,266
Revenue	$71,291	$59,432	$113,267

The revenue of $60,201 from royalty, goods and products and services for the year ended December 31, 2021 comprised royalty revenue of $40,137, natural gas of $13,236, power and electricity of $2,927, food products of $2,721 and fees of $1,180.

The revenue of $48,441 from royalty, goods and products and services for the year ended December 31, 2020 comprised royalty revenue of $31,448, natural gas of $7,584, power and electricity of $3,358, food products of $4,602 and fees of $1,449.

The revenue of $101,013 from royalty, goods and products and services for the year ended December 31, 2019 comprised metals of $77,527, natural gas of $7,712, royalty revenue of $5,687, power and electricity of $4,075, fees of $3,547 and food products of $2,465.

A metals processing business was disposed of in September 2019.  Another metal processing business which comprised two subsidiaries was disposed of in October 2019. See Note 2C(iv).

Note 18.  Consolidated Statements of Operations Information (continued)

Costs and Expenses

The Group's costs of sales and services comprised:

Years Ended December 31:	2021	2020	2019
Royalty, goods and products and services	$22,933	$22,102	$95,189
Market value increase on commodity inventories	—	—	(160)
(Reversal of) write-down of inventories	(19)	469	1,822
Gain on derivative contracts, net	(1,376)	—	(122)
Fair value gain on investment property, net of write-down of real estate for sale	(407)	(757)	(3,122)
Loss (gain) on dispositions of subsidiaries, net	—	546	(2,243)
Gains on settlements and derecognition of liabilities	(390)	(2,600)	(1,168)
Change in fair value of loan payable measured at FVTPL	1,616	549	979
Losses on securities, net	2,320	—	—
Other, including medical and real estate sectors	6,241	6,561	5,386
Total costs of sales and services	$30,918	$26,870	$96,561

The Group's net loss (gain) on dispositions of subsidiaries comprised:

Years Ended December 31:	2021	2020	2019
Net assets (liabilities) in excess of considerations received	$—	$331	$(485)
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	—	215	(1,758)
Loss (gain) on dispositions of subsidiaries, net (see Note 28)	$—	$546	$(2,243)

The Group included the following items in costs of sales and services:

Years ended December 31:	2021	2020	2019
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$3,488	$5,041	$72,414

The Group's credit losses comprised:

Years ended December 31:	2021	2020	2019
Credit losses on loans and receivables and guarantees, net of reversal	$88	$(3,108)	$13,398

During the year ended December 31, 2019, the credit losses included $6,057 due from a former consolidated entity and also included losses of $3,200 relating to the consideration from the sale of a subsidiary, which was no longer expected to be received, and $3,134 on certain corporate guarantees (see Note 25). During the year ended December 31, 2020, the provision for the corporate guarantees were reversed and recognized in profit or loss.The credit losses were recognized on the financial assets that were credit-impaired at the reporting date.

Note 18.  Consolidated Statements of Operations Information (continued)

The Group’s selling, general and administrative expenses comprised:

Years ended December 31:	2021	2020	2019
Compensation (wages and salaries)	$4,551	$4,083	$6,762
Legal and professional	6,395	6,794	5,050
Accounting	1,238	1,294	1,965
Consulting and fees	3,423	2,836	2,365
Depreciation and amortization	481	557	502
Office	948	708	874
Reimbursement of expenses (net of recovery)	1,018	257	749
Other	3,090	3,372	4,306
	$21,144	$19,901	$22,573

Additional information on the nature of costs and expenses

Years Ended December 31:	2021	2020	2019
Depreciation, depletion and amortization	$11,023	$11,470	$8,287
Employee benefits expenses*	6,922	7,253	13,727

*     Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 25.